Inventories (Tables)	6 Months Ended
Jun. 30, 2024
Notes and other explanatory information [abstract]
Schedule of inventories

	June 30, 2024	December 31, 2023
Finished products
Iron Solutions	2,459	2,457
Energy Transition Metals	569	640
	3,028	3,097

Work in progress	868	567
Consumable inventory	1,052	1,159

Net realizable value provision (i)	(155)	(139)
Total of inventories	4,793	4,684

(i) In the six-month period ended June 30, 2024, the effect of provision for net realizable value was US$53 (2023: US$47).